Nature of Operations	6 Months Ended
Jun. 30, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS:

a.	Gauzy Ltd. (the “Company”) was incorporated in Israel in 2009. The Company is engaged in the development, manufacturing and supply of technologies for operating and control of complex materials. On June 6, 2024, the Company’s ordinary shares began trading on the NASDAQ Global Market under the symbol “GAUZ”, see Note 1(b).

The Company has wholly owned subsidiaries in the United States of America (the “U.S. Subsidiary”), in Germany (the “German Subsidiary”) and in China (the “Chinese Subsidiary”). The Company established a branch in South Korea. As of June 30, 2024 there has been no activity in the branch.

On January 26, 2022, the Company obtained control of Vision Lite SAS, a French société par actions simplifiée which is referred to hereinafter as, “Vision”. The Company and Vision together defined as - “the Group”. Vision is engaged in the aeronautics, automotive, railway and marine industries. See Note 3 in the 2023 annual financial statements.

b.	Initial Public Offering and Private Placement:

On June 7, 2024, the Company closed its initial public offering (IPO), in which it issued and sold 4,411,765 shares of ordinary shares at an IPO price $17.00 per share, resulting in net proceeds of $68.25 million after deducting $6.75 million of underwriting discounts and commissions.

The underwriters were granted an option, exercisable for a period of 30 days from the pricing date of the IPO, to purchase up to 661,765 additional ordinary shares. This option expired unexercised in July 2024. In connection with the IPO:

-	all of the shares of convertible preferred shares outstanding automatically converted into an aggregate of 4,693,318 shares of ordinary shares;

-	57,678 warrants were converted into an aggregate of 24,630 ordinary shares by cashless exercise; 4,127,467 warrants that became convertible to ordinary shares (instead of preferred shares) were reclassified from liabilities to equity, (see Note 2(a)); As of June 30, 2024, 9,971 outstanding warrants that became convertible to ordinary shares following the IPO remain as liability following their terms (see Note 3(a));

-	outstanding convertible loans and accrued interest totaling to $69.57 million converted into 4,092,330 ordinary shares based on the IPO price of $17.00 per share; and

-	under the 2024 Note Purchase Agreement, the 2024 Note Purchasers exercised their commitment to purchase 882,353 ordinary shares and 137,040 warrants to ordinary shares in an amount of $15.0 million at $17.00 per share in a concurrent private placement.

Offering costs consist primarily of accounting, legal, and other fees related to the IPO. Prior to the IPO, no deferred offering costs were capitalized in the condensed consolidated balance sheets. A total of $1.9 million of offering costs along with underwriters’ fees totaling to $6.75 million, were recognized in shareholders’ equity as a reduction of the IPO proceeds in the condensed consolidated balance sheets.

c.	As of June 30, 2024, the Company had an accumulated deficit of $208,164. During the six months ended June 30, 2024, the Company incurred operating losses of $17,552 and had negative cash flows from operating activities of $15,663. The Company has financed its operations mainly through the consummation of the IPO in June 2024, see Note 1(b) above, conversion CLAs and redeemable convertible preferred shares to equity following the IPO, issuance of shares through private financing rounds, debt financing, warrants and Note Purchase Agreement (NPA), refer to Notes 9, 14, 15 and 22 in the 2023 annual financial statements. In January 2024, the Group entered into an additional note purchase agreement, the 2024 NPA, see Note 3(a). In accordance with Group’s management assessment its existing cash and cash equivalents, the credit facility (NPA) and the 2024 NPA as of the issuance date of these financial statements, along with the Group’s estimated revenues provide sufficient resources to fund its planned operations through at least the next 12 months. As to the longer term, unless the Group reaches sufficient positive cash flows from its operations and available funds at a credit facility (NPA), it may be required to obtain further funding through public or private offerings, debt financings or other sources. Adequate additional funding may not be available to the Group on acceptable terms, or at all. If the Group is unable to raise capital when needed or on attractive terms, it may need to reduce, delay, or adjust its operating expenses.

d.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations.

The Company’s headquarters and one of its production sites is located in Tel Aviv, Israel. As of the issuance date of these consolidated financial, the conflict between Israel and Hamas has not had a material impact on the Company’s revenue, results of operations or financial position if at all. The Company cannot currently predict the intensity or duration of Israel’s war against Hamas, however, as most of the company’s productions sites are not located in Israel and that its revenues mostly generated worldwide, the Company does not believe the recent terrorist attack and the subsequent declaration of war by the Israeli government against the Hamas terrorist organization will have any material impact on its ongoing operations in Israel. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.